UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

                68137

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

4/30

Date of reporting period: 7/31/10

Item 1.  Schedule of Investments.

	CIFG All Weather Fund
	PORTFOLIO OF INVESTMENTS
	July 31, 2010 (Unaudited)
Shares		Value

	COMMON STOCK - 16.2%
	AIRLINES - 1.2%
10,000	US Airways Group, Inc. *	$ 108,500

	BIOTECHNOLOGY - 1.0%
7,400	Incyte Corp., Ltd. *	96,348

	ELECTRIC - 1.9%
2,600	IDACORP, Inc.	91,572
2,600	Southern Co.	91,858
		183,430
	FOOD - 2.8%
2,500	Campbell Soup Co.	89,750
2,600	General Mills, Inc.	88,920
1,900	Hershey Co. (The)	89,300
		267,970
	GAS - 1.0%
2,000	South Jersey Industries, Inc.	93,440

	INVESTMENT COMPANIES - 1.8%
18,500	American Capital, Ltd. *	96,015
13,153	Tortoise Capital Resources Corp.	77,734
		173,749
	MEDIA - 1.0%
9,230	Media General, Inc. *	95,346

	PIPELINES - 1.5%
2,200	Buckeye GP Holdings LP	92,004
700	ONEOK Partners LP	48,216
		140,220
	SAVINGS & LOANS - 1.1%
7,700	Dime Community Bancshares	100,870

	SEMICONDUCTORS - 1.9%
11,550	Kulicke & Soffa Industries, Inc. *	77,616
17,950	Lattice Semiconductor Corp. *	99,802
		177,418
	TELECOMMUNICATIONS - 1.0%
38,400	Vonage Holdings Corp. *	94,080

	TOTAL COMMON STOCK (Cost - $1,508,838)	1,531,371

	EXCHANGE TRADED FUNDS - 65.6%
	ASSET ALLOCATION FUND - 5.8%
14,121	IQ Merger Arbitrage ETF	365,875
4,500	Market Vectors-Renminbi/USD ETN *	179,415
		545,290
	CLOSED-END FUNDS - 7.7%
14,500	BlackRock Defined Opportunity Credit Trust	186,325
13,390	Boulder Total Return Fund, Inc. *	188,130
25,500	Cohen & Steers Quality Income Realty Fund Inc.	177,735
14,000	DWS Strategic Income Trust	177,380
		729,570
	COMMODITY FUND - 8.5%
27,033	ELEMENTS Linked to the S&P Commodity Trends Indicator - Total Return *	195,719
3,000	iPath Dow Jones-UBS Coffee Subindex Total Return ETN *	144,408
2,116	iPath Dow Jones-UBS Tin Subindex Total Return ETN *	97,971
3,210	SPDR Gold Trust *	370,723
		808,821
	COUNTRY FUNDS-CLOSED-END - 1.9%
2,400	Korea Fund Inc. (The) *	89,592
8,800	Thai Fund Inc. (The)	93,984
		183,576
	DEBT FUND - 24.3%
4,400	Claymore BulletShares 2013 Corporate Bond ETF	91,080
8,804	Claymore BulletShares 2015 Corporate Bond ETF	183,651
1,088	iShares Barclays TIPS Bond Fund	115,731
7,150	PIMCO 1-5 Year US TIPS Index Fund	371,442
6,440	PIMCO Enhanced Short Maturity Strategy Fund	647,555
11,200	PowerShares Emerging Markets Sovereign Debt Portfolio	302,736
11,100	PowerShares VRDO Tax Free Weekly Portfolio	277,389
3,928	Vanguard Short-Term Corporate Bond ETF	304,970
		2,294,554
	EQUITY FUND - 17.4%
9,400	Claymore/Beacon Global Timber Index ETF	175,028
1,500	iShares MSCI Chile Investable Market Index Fund	93,975
4,400	iShares MSCI Japan Small Cap Index Fund	183,700
1,800	iShares MSCI Mexico Investable Market Index Fund	91,602
3,750	iShares MSCI Sweden Index Fund	97,800
5,116	PowerShares FTSE RAFI Emerging Markets Portfolio	115,877
3,400	ProShares Short S&P500 *	173,944
10,400	Vanguard REIT ETF	529,880
1,800	WisdomTree Emerging Markets Equity Income Fund	92,700
3,960	WisdomTree India Earnings Fund	92,466
		1,646,972

	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,125,354)	6,208,783

	SHORT-TERM INVESTMENTS - 20.7%
	MONEY MARKET FUND - 20.7%
1,954,172	Federated Government Obligations Fund	1,954,172

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,954,172)	1,954,172

	TOTAL INVESTMENTS - 102.5% (Cost - $9,588,364)	$9,694,326
	OTHER LIABILITIES LESS ASSETS - (2.5)%	(231,496)
	TOTAL NET ASSETS - 100.0%	$9,462,831

*  Non-Income producing security.

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 178,529
	Unrealized depreciation:	(72,567)
	Net unrealized appreciation:	$ 105,962

CIFG All Weather Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010 (Unaudited)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2010 for the Funds assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,531,371	$ -	$ -	$ 1,531,371
Exchange Traded Funds	$ 6,208,783	$ -	$ -	$ 6,208,783
Money Market Funds	$ -	$ 1,954,172	$ -	$ 1,954,172
Total	$ 7,740,154	$ 1,954,172	$ -	$ 9,694,326

CIFG Strategic Opportunity Fund
PORTFOLIO OF INVESTMENTS
July 31, 2010 (Unaudited)
Shares		Value

SHORT-TERM INVESTMENTS - 100.0%
MONEY MARKET FUND - 100.0%
30	Federated Government Obligations Fund	$ 30

	TOTAL SHORT-TERM INVESTMENTS (Cost - $30)	30

	TOTAL INVESTMENTS - 100.0% (Cost - $30)	$ 30
	OTHER ASSETS LESS LIABILITIES - 0.0%	-
	TOTAL NET ASSETS - 100.0%	$ 30

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ -
	Unrealized depreciation:	-
	Net unrealized appreciation/(depreciation):	$ -

CIFG Strategic Opportunity Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010 (Unaudited)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2010 for the Funds assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ -	$ -	$ -	$ -
Money Market Funds	$ -	$ 30	$ -	$ 30
Total	$ -	$ 30	$ -	$ 30

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

9/27/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

9/27/10

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

9/27/10